8. Notes Payable (December 2013 Note) (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Black-Scholes valuation for the warrants

As of June 27, 2012, the warrants were valued in the amount of $379,688, based on the Black-Scholes valuation using the following assumptions:

Risk-free interest rate	0.73%
Expected life in years	5
Dividend yield	0
Expected volatility	63.65%

As of June 27, 2012, the debt discount for the convertible feature of the debenture was valued in the amount of $269,284 using the Black-Scholes calculation with the following assumptions:

Risk-free interest rate	0.31%
Expected life in years	2
Dividend yield	0
Expected volatility	60.01%

On August 29, 2013, the date of assignment of the Debentures, a debt discount was recorded in the aggregate amount of $1,163,333 for the derivative value of the convertible feature of the Reissued Debenture upon the exchange date using the Black-Scholes calculation with the following assumptions:

Risk-free interest rate	0.14%
Expected life in years	.83
Dividend yield	0
Expected volatility	63.22%

Notes payable and accrued interest
	12/31/2013	12/31/2012
Notes Payable
Debenture - $1,000,000 16% senior secured convertible (a)	$–	$1,000,000
Debt Discount - $1,000,000 16% senior secured convertible (a)	–	(485,147)
Reissued Debenture - $1,163,333 16% senior secured convertible (a)	–	–
Debt Discount - $1,163,333 16% senior secured convertible (a)	–	–
Bridge Notes - 12% convertible (b)	–	–
Total Notes Payable	–	514,853
Less: Current Portion	–	–
Long Term Portion	$–	$514,853

Accrued Interest
Debenture - $1,000,000 16% senior secured convertible issued June 27,2012 (a)	$–	$26,667
2006 Debenture - $2,500,000 Terminated July 2009 (c)	–	19,049
Bridge Notes - $530,000 12% convertible issued August 30, 2013 (b)	–	–
Accrued Interest	$–	$45,716